UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



                Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:       Craig A. Drill
            d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

Address:    724 Fifth Avenue
            9th Floor
            New York, NY 10019


13F File Number: 028-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Craig A. Drill
Title:      Investment Manager / Managing Member
Phone:      (212) 508-5757


Signature, Place and Date of Signing:


/s/ Craig A. Drill              New York, New York            August 11, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  None

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  $31,309
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                           Craig A. Drill
                                                            June 30, 2009
COLUMN 1                      COLUMN  2       COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
--------------              --------------   ---------  --------  -------------------  ----------   --------  ----------------------
                                                         VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS     CUSIP    (X$1000)  PRN AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE     SHARED  NONE
--------------              --------------   ---------  --------  -------   ---  ----  ----------   --------  -------   ------  ----
ABOVENET INC                      COM        00374N107   1,458     18,000    SH          SOLE         NONE     18,000
AIRTRAN HLDGS INC                 COM        00949P108   1,233    197,600    SH          SOLE         NONE    197,600
AKAMAI TECHNOLOGIES INC           COM        00971T101     457     23,800    SH          SOLE         NONE     23,800
ALASKA AIR GROUP INC              COM        011659109     871     47,700    SH          SOLE         NONE     47,700
BRINKS CO                         COM        109696104   1,254     43,200    SH          SOLE         NONE     43,200
CEPHEID                           COM        15670R107   5,557    589,900    SH          SOLE         NONE    589,900
DEXCOM INC                        COM        252131107     544     87,900    SH          SOLE         NONE     87,900
FCSTONE GROUP INC                 COM        31308T100   2,324    588,400    SH          SOLE         NONE    588,400
GOLDMAN SACHS GROUP INC           COM        38141G104   4,792     32,500    SH          SOLE         NONE     32,500
IPG PHOTONICS CORP                COM        44980X109     563     51,300    SH          SOLE         NONE     51,300
ISHARES INC                   MSCI TAIWAN    464286731   3,103    307,500    SH          SOLE         NONE    307,500
KOPIN CORP                        COM        500600101     454    122,900    SH          SOLE         NONE    122,900
LAZARD LTD                       SHS A       G54050102     937     34,800    SH          SOLE         NONE     34,800
LIVEPERSON INC                    COM        538146101      40     10,100    SH          SOLE         NONE     10,100
MIRANT CORP NEW                   COM        60467R100   2,293    145,700    SH          SOLE         NONE    145,700
NORFOLK SOUTHERN CORP             COM        655844108     938     24,900    SH          SOLE         NONE     24,900
NUSTAR GP HOLDINGS LLC       UNIT RESTG LLC  67059L102   1,875     81,100    SH          SOLE         NONE     81,100
ROYAL BK CDA MONTREAL QUE         COM        780087102     952     23,300    SH          SOLE         NONE     23,300
SCOTTS MIRACLE GRO CO             CL A       810186106     778     22,200    SH          SOLE         NONE     22,200
SOURCEFIRE INC                    COM        83616T108     283     22,800    SH          SOLE         NONE     22,800
SOUTHWEST AIRLS CO                COM        844741108     182     27,000    SH          SOLE         NONE     27,000
SYMS CORP                         COM        871551107     284     37,800    SH          SOLE         NONE     37,800
TOMOTHERAPY INC                   COM        890088107      57     20,800    SH          SOLE         NONE     20,800
VALASSIS COMMUNICATIONS INC       COM        918866104      82     13,400    SH          SOLE         NONE     13,400






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